Investment in joint venture	12 Months Ended
Dec. 31, 2015
Investment in joint ventures [Abstract]
Investment in joint ventures

8. Investment in joint ventures

On October 21, 2013, the Group acquired a 51% equity interest in Shaanxi Zhongmao. The Group and the other remaining shareholder exercises joint control over Shaanxi Zhongmao. The purpose of the joint venture is to undertake residential property development projects in Xi'an, Shaanxi Province. As at December 31, 2015, the joint venture had a project, Xi'an Metropolitan. Pursuant to the Shaanxi Zhongmao joint venture agreement, the Group will acquire the remaining 49% equity interest of Shaanxi Zhongmao if the joint venture is successful in securing land use rights. As of December 31, 2015, the joint venture has not been successful in securing the agreed upon land use rights.

On March 19, 2014, the Group together with four other independent shareholders established a joint venture Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. (“Huayi Xincheng”), in which the Group holds a 40% equity interest. The purpose of the joint venture is to undertake residential property development projects in Beijing. As at December 31, 2015, the joint venture has no active residential projects.

On May 27, 2015, the Group together with an unrelated company, Nanjing Starry Sky Studios Management Co., Ltd. established a joint venture Beijing Starry Sky Cinema Co., Ltd.  (“Beijing Starry Sky Cinema”), in which the Group holds a 51% equity interest. The purpose of the joint venture is to operate movie theatres.

For the year ended December 31, 2015, the investees recognized income of US$4,381,637 (2014: loss US$3,317,444). The Group's share of the income  of the equity investees was US$2,234,635(2014: loss US$1,691,897).

As of December 31, 2015, the Group's investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investee by US$3,982,603(2014: US$4,226,414). This difference represents equity method goodwill and therefore, is not amortized.